Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 316,591,782.36
Total Fee Amount	43,721.33
Total Offset Amount	0.00
Net Fee	$ 43,721.33
Offering Table N/A
Offset Table N/A	N/A